Share-based payments - Management Share Plans, Bonus Deferral Plans, Global Employee Share Plans and UK Share Plan (combined) (Detail)	12 Months Ended
	Dec. 31, 2021 t £ / shares	Dec. 31, 2021 t $ / shares	Dec. 31, 2020 t £ / shares	Dec. 31, 2020 t $ / shares
Share incentive plan | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance	2,650,861	2,650,861	2,613,013	2,613,013
Number of non-vested shares, awarded	987,665	987,665	1,190,528	1,190,528
Number of non-vested shares, forfeited	(202,248)	(202,248)	(99,038)	(99,038)
Number of non-vested shares, Cancelled	(42,812)	(42,812)	(33,955)	(33,955)
Number of non-vested shares, vested	(899,640)	(899,640)	(1,019,687)	(1,019,687)
Number of non-vested shares, ending balance	2,493,826	2,493,826	2,650,861	2,650,861
Weighted average fair value at grant date, non-vested shares, beginning balance	£ 37.50		£ 37.14
Weighted average fair value at grant date, non-vested shares, awarded	52.07		36.27
Weighted average fair value at grant date, non-vested shares, forfeited	23.84		44.42
Weighted average fair value at grant date, non-vested shares, cancelled	45.09		37.72
Weighted average fair value at grant date, non-vested shares, vested	39.44		34.46
Weighted average fair value at grant date, non-vested shares, ending balance	£ 43.55		£ 37.50
Share incentive plan | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance	2,216,734	2,216,734	2,273,669	2,273,669
Number of non-vested shares, awarded	887,022	887,022	921,070	921,070
Number of non-vested shares, forfeited	(130,990)	(130,990)	(60,935)	(60,935)
Number of non-vested shares, Cancelled	(46,624)	(46,624)	(50,354)	(50,354)
Number of non-vested shares, vested	(761,574)	(761,574)	(866,716)	(866,716)
Number of non-vested shares, ending balance	2,164,568	2,164,568	2,216,734	2,216,734
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 82.52		$ 75.46
Weighted average fair value at grant date, non-vested shares, awarded | $ / shares		105.47		83.20
Weighted average fair value at grant date, non-vested shares, forfeited | $ / shares		90.01		85.01
Weighted average fair value at grant date, non-vested shares, cancelled | $ / shares		87.08		71.45
Weighted average fair value at grant date, non-vested shares, vested | $ / shares		79.86		65.19
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 92.31		$ 82.52
– Management Share Awards | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance	1,352,759	1,352,759
Number of non-vested shares, ending balance	1,241,695	1,241,695	1,352,759	1,352,759
Weighted average fair value at grant date, non-vested shares, beginning balance	£ 38.73
Weighted average fair value at grant date, non-vested shares, ending balance	£ 43.63		£ 38.73
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	547,487	547,487	707,133	707,133
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting)	£ 60.74		£ 42.26
– Management Share Awards | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance	1,291,203	1,291,203
Number of non-vested shares, ending balance	1,178,538	1,178,538	1,291,203	1,291,203
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 85.80
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 95.70		$ 85.80
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	550,161	550,161	640,948	640,948
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 122.89		$ 97.74
– Bonus Deferral Awards | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance	211,905	211,905
Number of non-vested shares, ending balance	158,572	158,572	211,905	211,905
Weighted average fair value at grant date, non-vested shares, beginning balance	£ 36.14
Weighted average fair value at grant date, non-vested shares, ending balance	£ 42.31		£ 36.14
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	100,368	100,368	111,233	111,233
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting)	£ 47.96		£ 49.71
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) | t	23,371	23,371	19,617	19,617
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting)	£ 46.12		£ 48.34
– Bonus Deferral Awards | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance	53,324	53,324
Number of non-vested shares, ending balance	46,660	46,660	53,324	53,324
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 85.53
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 96.08		$ 85.53
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	34,279	34,279	63,404	63,404
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 105.55		$ 101.96
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) | t	19,607	19,607	0	0
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting)	£ 93.5		£ 0
– Global Employee Share Plan | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance	1,050,608	1,050,608
Number of non-vested shares, ending balance	1,060,394	1,060,394	1,050,608	1,050,608
Weighted average fair value at grant date, non-vested shares, beginning balance	£ 36.06
Weighted average fair value at grant date, non-vested shares, ending balance	£ 43.49		£ 36.06
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	407,314	407,314	401,169	401,169
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting)	£ 54.61		£ 43.82
– Global Employee Share Plan | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance	872,207	872,207
Number of non-vested shares, ending balance	939,370	939,370	872,207	872,207
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 77.47
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 87.86		$ 77.47
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	312,109	312,109	299,381	299,381
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 112.33		$ 98.60
– UK Share Plan | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance	35,589	35,589
Number of non-vested shares, ending balance	33,165	33,165	35,589	35,589
Weighted average fair value at grant date, non-vested shares, beginning balance	£ 41.54
Weighted average fair value at grant date, non-vested shares, ending balance	£ 47.94		£ 41.54
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	20,111	20,111	2,392	2,392
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting)	£ 57.15		£ 45.73
– UK Share Plan | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance	0	0
Number of non-vested shares, ending balance	0	0	0	0
Weighted average fair value at grant date, non-vested shares, beginning balance	£ 0
Weighted average fair value at grant date, non-vested shares, ending balance	£ 0		£ 0
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	0	0	0	0
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting)	£ 0		£ 0